Trade receivables (Tables)	12 Months Ended
Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Net Trade Receivables

	2018	2017
	$	$
Trade accounts receivable	9,722	7,904
Credit card receivables	3,048	3,429
	12,770	11,333
Less: allowance for doubtful accounts and sales allowances	(826)	(2,623)
Trade receivables, net	11,944	8,710

Schedule of Allowance for Doubtful Accounts and Sales Allowances
The following are the continuities of the Company’s allowance for doubtful accounts and sales allowances deducted from trade receivables:

	2018			2017
	Doubtful accounts	Sales allowances	Total	Doubtful accounts	Sales allowances	Total
	$	$	$	$	$	$
Balance at the beginning of the year	(802)	(1,821)	(2,623)	(1,419)	(1,346)	(2,765)
Losses recognized	230	(201)	29	175	(1,235)	(1,060)
Amounts settled or written off during the year	222	1,601	1,823	380	785	1,165
Foreign exchange translation gains and losses	(45)	(10)	(55)	62	(25)	37
Balance at the end of the year	(395)	(431)	(826)	(802)	(1,821)	(2,623)